11. SHAREHOLDERS' EQUITY: Schedule of warrants outstanding and exercisable (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of warrants outstanding and exercisable

Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	1,957,826
$0.20	August 3, 2022	576,000
$0.20	November 27, 2022	2,872,000
$0.33	July 31, 2020	5,416,135
$0.33	April 15, 2020	3,030,303
		13,852,264